Borrowings - Lines of Credit (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Three-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 2,500
Credit facility term	3 years
Five-Year Credit Agreement
Lines of Credit
Amount of credit facility	$ 7,500
Credit facility term	5 years
Revolving Credit Facility
Lines of Credit
Amount of credit facility	$ 10,000
Expenses related to credit facility		$ 8	$ 11	$ 12
Borrowings outstanding		$ 0